Financial Instruments And Financial Risk Management - Summary Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss (Detail)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	€ 562	€ 2,574	€ 826
Average foreign exchange rate	0.92368	0.95441	0.84819
Closing foreign exchange rate	0.90498	0.93756	0.88292
Effects on Group Profit Loss [member] | Increase by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	€ (323)	€ 740	€ 1,490
Effects on Group Profit Loss [member] | Increase by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	0	0	(328)
Effects on Group Profit Loss [member] | Increase by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(323)	740	1,818
Effects on Group Profit Loss [member] | Reduction by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	323	(740)	(1,490)
Effects on Group Profit Loss [member] | Reduction by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	0	0	328
Effects on Group Profit Loss [member] | Reduction by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	323	(740)	(1,818)
Effects on Group Equity [member] | Increase by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(323)	740	1,493
Effects on Group Equity [member] | Increase by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	0	0	(325)
Effects on Group Equity [member] | Increase by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(323)	740	1,818
Effects on Group Equity [member] | Reduction by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	323	(740)	(1,493)
Effects on Group Equity [member] | Reduction by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	0	0	325
Effects on Group Equity [member] | Reduction by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	€ 323	€ (740)	€ (1,818)